ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 4 - ACCOUNTS RECEIVABLE

As at September 30, 2017 and December 31, 2016, the Company had the following amounts due from third parties:

	September 30, 2017	December 31, 2016
	$	$
Credit Card Proceeds Receivable	5,545	5,545
Due From Trading Platform (Note 7)	32,212	10,319

	37,757	15,864